Consolidated Statements of Equity (Parenthetical) (Accumulated Other Comprehensive Loss [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reclassifications of settlement and curtailment losses and prior service cost and actuarial loss amortization to earnings, tax expense	$ 30	$ 34	$ 65
Net hedging gains (losses), tax benefit (expense)	1	3	7
Reclassifications of net hedging gains (losses) to earnings, tax expense	1	1	10
Net increase (decrease) in unrealized gain (loss) on available-for-sale securities, tax expense			1
Postretirement Benefit Plans [Member]
Retirement benefit plans funded status adjustment, tax benefit (expense)	$ 37	$ 5	$ 33